INCOME TAXES - Income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Current income taxes
Current year	$ 477	$ 397		$ 615
Adjustments in respect of previous years	9	(28)		(3)
Total current income taxes	486	369		612
Deferred income taxes
Origination / reversal of temporary differences	(419)	(159)		(217)
Changes in tax rates	6	10		(7)
Current year tax losses unrecognized	283	146		172
Recognition / utilization of previously unrecognized tax losses or tax credits	(16)			(15)
Derecognition of previously recognized tax losses				95
Write off deferred tax assets		20
Adjustments in respect of previous years	28	86
Other	1			(5)
Total deferred tax expense	(117)	103		23
Income tax expense	$ 369	$ 472	[1]	$ 635	[1]

[1]	* Prior year comparatives are restated following the classification of Italy Joint Venture as a discontinued operation and retrospective recognition of depreciation charges in respect of Deodar (see Note 10).